Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property And Equipment [Table Text Block]

	December 31,
Dollars in thousands	2012	2011
Kiosks and components	$1,041,755	$887,237
Computers, servers, and software	195,756	123,766
Office furniture and equipment	6,538	4,791
Vehicles	7,278	9,077
Leasehold improvements	19,743	14,673
Property and equipment, at cost	1,271,070	1,039,544
Accumulated depreciation and amortization	(684,946)	(540,366)
Property and equipment, net	$586,124	$499,178